LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA Global Tactical Allocation Managed Volatility Fund Supplement Dated August 20, 2021 to the Summary Prospectus dated May 1, 2021

This Supplement updates certain information in the Summary Prospectus for the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately:

1.	All references to, and information regarding, Timothy Furbush, in the Summary Prospectus, are deleted in their entirety.

2.	The following supplements the corresponding information in the Portfolio Managers section on page 5:

LIAC Portfolio Managers	Company Title	Experience with Fund
Jason Forsythe, CFA, CFP	Assistant Vice President	Since August 2021

SSGA Portfolio Managers	Company Title	Experience with Fund
Jeremiah Holly, CFA	Vice President	Since July 2021

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE